CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	COMMON STOCK SERIES A [Member]	COMMON STOCK SERIES B [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	ACCUMULATED DEFICIT [Member]
Balance at Dec. 31, 2009	$ (1,331,336)	$ 16,983	$ 214	$ 6,628,130	$ (7,976,663)
Balance, shares at Dec. 31, 2009		169,830,575	2,137,446
Issuance of class A common stock for services	6,957,093	6,190		6,950,903
Issuance of class A common stock for services, shares		61,898,727
Issuance of class B common stock for services	69,875		175	69,700
Issuance of class B common stock for services, shares			1,746,875
Issuance of common stock for rent	469,220	358		468,862
Issuance of common stock for rent, shares		3,580,000
Issuance of common stock for mining property	377,165	368		376,797
Issuance of common stock for mining property, shares		3,687,469
Issuance of common stock for interest	50,000	125		49,875
Issuance of common stock for interest, shares		1,250,000
Issuance of common stock for notes payable conversions	2,449,065	4,364		2,444,701
Issuance of common stock for notes payable conversions, shares		43,641,549
Options granted	1,163,542			1,163,542
Purchase of common stock	(63,000)	(30)		(62,970)
Purchase of common stock, shares		(301,316)
Issuance of common stock for cash	75,000	300		74,700
Issuance of common stock for cash, shares		3,000,000
Net loss	(9,574,016)				(9,574,016)
Balance at Dec. 31, 2010	642,608	28,658	389	18,164,240	(17,550,679)
Balance, shares at Dec. 31, 2010		286,587,004	3,884,321
Issuance of class A common stock for services	5,643,059	5,424		5,637,635
Issuance of class A common stock for services, shares		54,245,586
Issuance of common stock for equipment	24,826	25		24,801
Issuance of common stock for equipment		245,045
Issuance of common stock for rent	340,000	600		339,400
Issuance of common stock for rent, shares		6,000,000
Issuance of common stock for interest	12,960	14		12,946
Issuance of common stock for interest, shares		135,000
Issuance of common stock for notes payable conversions	553,325
Issuance of class A common stock for notes payable conversions	492,600	590		492,010
Issuance of class A common stock for notes payable conversions, shares		5,898,483
Issuance of class B common stock for notes payable conversions	60,725		148	60,577
Issuance of class B common stock for notes payable conversions, shares			1,481,098
Options granted	1,832,462			1,832,462
Issuance of common stock for accrued compensation	1,494,921	1,633		1,493,288
Issuance of common stock for accrued compensation		16,327,005
Issuance of common stock for compensation	2,274,737	5,042		2,269,695
Issuance of common stock for compensation, shares		50,425,245
Net loss	(12,270,871)				(12,270,871)
Balance at Dec. 31, 2011	548,027	41,986	537	30,327,054	(29,821,550)
Balance, shares at Dec. 31, 2011		419,863,368	5,365,419
Issuance of common stock for services	1,547,236	5,095		1,542,141
Issuance of common stock for services, shares		50,943,146
Issuance of common stock for rent	113,600	348		113,252
Issuance of common stock for rent, shares		3,480,000
Issuance of common stock for related party	1,534,854	4,385		1,530,469
Issuance of common stock for related party, shares		43,852,978
Issuance of common stock for interest	133,335	278		133,057
Issuance of common stock for interest, shares		2,778,567
Issuance of common stock for notes payable conversions	3,663,267	9,526		3,653,741
Issuance of common stock for notes payable conversions, shares		95,262,798
Issuance of common stock for compensation	1,834,302	5,241		1,829,061
Issuance of common stock for compensation, shares		52,408,636
Beneficial conversion and debt issue costs	2,277,002			2,277,002
Issuance of common stock for cash	65,667	200		65,467
Issuance of common stock for cash, shares		2,000,000
Net loss	(6,247,402)				(6,247,402)
Balance at Jun. 30, 2012	$ 5,469,888	$ 67,059	$ 537	$ 41,471,244	$ (36,068,952)
Balance, shares at Jun. 30, 2012		670,589,493	5,365,419